COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Purchase Commitments

As of September 30, 2023, the Company’s commitments included an estimated $17.8 million related to the Company’s open purchase orders and contractual obligations that occurred in the ordinary course of business, including commitments with contract research organizations for multi-year pre-clinical and clinical research studies. Although open purchase orders are considered enforceable and legally binding, the terms generally allow the Company the option to cancel, reschedule, and adjust its requirements based on its business needs prior to the delivery of goods or the performance of services.

Litigation

As of September 30, 2023 and December 31, 2022, there were no pending legal proceedings against the Company that are expected to have a material adverse effect on cash flows, financial condition or results of operations. From time to time, the Company could become involved in disputes and various litigation matters that arise in the normal course of business. These may include disputes and lawsuits related to intellectual property, licensing, contract law and employee relations matters. Periodically, the Company reviews the status of significant matters, if any exist, and assesses its potential financial exposure. If the potential loss from any claim or legal claim is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Legal proceedings are subject to uncertainties, and the outcomes are difficult to predict. Because of such uncertainties, accruals are based on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to pending claims and litigation.

Lease

The Company’s current lease agreement (as amended) has a term that extends through October 31, 2024 with no option to renew. As of September 30, 2023, the future lease payments totaled $2,732. The Company recognized total rent expense of $8,375 and $25,124 in the three and nine months ended September 30, 2023 and $7,939 and $23,606 in the three and nine months ended September 30, 2022.

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Purchase Commitments

As of December 31, 2022, the Company’s commitments included an estimated $21.6 million related to the Company’s open purchase orders and contractual obligations that occurred in the ordinary course of business, including commitments with contract research organizations for multi-year pre-clinical and clinical research studies. Although open purchase orders are considered enforceable and legally binding, the terms generally allow the Company the option to cancel, reschedule, and adjust its requirements based on its business needs prior to the delivery of goods or the performance of services.

Litigation

As of December 31, 2022 and 2021, there were no pending legal proceedings against the Company that are expected to have a material adverse effect on cash flows, financial condition or results of operations. From time to time, the Company could become involved in disputes and various litigation matters that arise in the normal course of business. These may include disputes and lawsuits related to intellectual property, licensing, contract law and employee relations matters. Periodically, the Company reviews the status of significant matters, if any exist, and assesses its potential financial exposure. If the potential loss from any claim or legal claim is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Legal proceedings are subject to uncertainties, and the outcomes are difficult to predict. Because of such uncertainties, accruals are based on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to pending claims and litigation.

Lease

The Company’s current lease agreement (as amended) has a term that extends through October 31, 2023 with no option to renew. As of December 31, 2022, the future lease payments totaled $27,316. The Company recognized total rent expense of $31,756 and $41,418 in the years ended December 31, 2022, and 2021, respectively.

Compensation Commitments

In assessing performance for 2022 annual bonuses, the Board of Directors established achievement of 2022 goals at 75% of target but specified that payment of the resulting $0.4 million in annual bonuses is dependent upon future achievement of specified financing activities. As such future achievement is uncertain, no accrual has been recorded as of year-end.

Compensation Subject to Shareholder Approval

In July 2021, the Company engaged two consultants to perform certain public and investor relations services in consideration for warrants to purchase 2,083 shares of common stock with a five-year term and an exercise price of $1,507.20 each, 208 shares of common stock each, and 833 restricted stock units each. The restricted stock units vested over one year with 50% of the vesting contingent upon certain market conditions. These equity awards were contingent upon shareholder approval of an amended and restated 2021 Omnibus Plan at a special shareholder meeting in January 2022, at which time the warrants were replaced by non-qualified stock options with similar terms. As the original terms of the awards did not satisfy the grant date criteria for an equity award, as of December 31, 2021, the Company recorded a liability $1,342,479 to reflect the estimated value of services received during the period. On February 14, 2022, the equity awards were granted, and the Company reclassified the outstanding liability to stockholders’ equity (See Note 9 for additional details of the Company’s stock-based compensation).

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements